Corporate Income Taxes - Reconciliation of Statutory Rate (Parenthetical) (Detail) $ in Millions	Nov. 23, 2023 CAD ($)
Disclosure of associates [line items]
Tax Impact Of Taxable Gain On Disposition Of Business	$ 579
Canadian tires financial services business [Member]
Disclosure of associates [line items]
Tax expenses on account of central registration depository	$ 48